Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Jan. 01, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Impairment expense	$ 0	$ 0
Revenue from sales of property held for lease	$ 3,980,000
Expected dividend yield	0.00%
Accounting Standards Update [Extensible Enumeration]		Accounting Standards Update 2016-02 [Member]
Lease liability	$ 827,000
Right-of-use asset	$ 772,000
Ten Months
Property, Plant and Equipment [Line Items]
Lease renewal term	10 months
Eighteen Months
Property, Plant and Equipment [Line Items]
Lease renewal term	18 months
Twelve Months
Property, Plant and Equipment [Line Items]
Lease renewal term	12 months
Cumulative Effect, Period of Adoption, Adjustment
Property, Plant and Equipment [Line Items]
Lease liability			$ 1,240,000
Right-of-use asset			$ 1,139,000
Capitalized software
Property, Plant and Equipment [Line Items]
Useful life	3 years